Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Hardware sales
Revenue from contracts with customers	$ 39,325,839	$ 20,674,691
Hardware Sales [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers		20,616
Hardware Sales [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers
Software Sales [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers		194,541
Software Sales [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers
Service Revenue [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers	1,703,511	1,233,682
Service Revenue [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers	$ 37,622,328	$ 19,225,852